UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 96.3%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     ---------     -------------
  BUSINESS SERVICES - 7.8%
     Cognizant Technology Solutions, Cl A *            287,094     $  8,009,922
     Paychex                                           132,419        4,332,750
                                                                   ------------
                                                                     12,342,672
                                                                   ------------
  CONSUMER DISCRETIONARY - 3.4%
     Carmax *                                          241,523        5,385,963
                                                                   ------------
  CONSUMER STAPLES - 4.7%
     Whole Foods Market                                186,988        7,374,807
                                                                   ------------

  ENERGY - 2.1%
     Halliburton                                       100,896        3,346,720
                                                                   ------------

  FINANCIALS - 16.0%
     American Express                                  152,086        7,500,882
     Charles Schwab                                    337,145        7,518,333
     CME Group, Cl A                                     8,450        5,229,705
     Goldman Sachs Group                                24,460        4,910,834
                                                                   ------------
                                                                     25,159,754
                                                                   ------------
  HEALTH CARE - 22.1%
     Celgene *                                         102,200        5,734,442
     Covance *                                          44,658        3,713,759
     Genzyme *                                         131,726       10,291,752
     Gilead Sciences *                                 222,816       10,180,463
     Thermo Fisher Scientific *                         95,803        4,932,897
                                                                   ------------
                                                                     34,853,313
                                                                   ------------
  INDUSTRIALS - 8.3%
     L-3 Communications Holdings                        50,947        5,646,456
     Quanta Services *                                 339,941        7,451,507
                                                                   ------------
                                                                     13,097,963
                                                                   ------------
  INFORMATION TECHNOLOGY - 12.2%
     Apple *                                            54,469        7,372,924
     Corning                                           490,430       11,804,650
                                                                   ------------
                                                                     19,177,574
                                                                   ------------
  INTERNET - 3.4%
     Google, Cl A *                                      9,585        5,408,816
                                                                   ------------

  TELECOMMUNICATION SERVICES - 4.6%
     American Tower, Cl A *                            195,089        7,321,690
                                                                   ------------

  WIRELESS - 11.7%
     Qualcomm                                          190,472        8,079,822
     Research In Motion, Ltd. *                        111,232       10,442,460
                                                                   ------------
                                                                     18,522,282
                                                                   ------------
     TOTAL COMMON STOCK
        (Cost $146,264,182)                                         151,991,554
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 3.8%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                     ---------     -------------

     First American Treasury Obligations Fund,
        Cl Y, 2.010% (A)
        (Cost $5,939,760)                            5,939,760     $  5,939,760
                                                                   ------------

     TOTAL INVESTMENTS - 100.1%
        (Cost $152,203,942)  +                                     $157,931,314
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $157,766,356.

*    NON-INCOME PRODUCING SECURITY.

(A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008. CL - CLASS
LTD. - LIMITED

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $152,203,942, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,307,874 AND $(5,580,502), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


























EMC-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.